Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share

Note 11. Net loss per share

The following table reflects the computation of net loss per share on a basic and diluted basis for the three and six months ended June 30, 2013 and 2012 (in thousands, except share information):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Income / loss (numerator):
Net income / (loss) from continuing operations	$137	$(1,566)	$(6,742)	$(1,730)
Income from discontinued operations	986	—	1,008	—
Noncontrolling interest	4,664	—	5,559	—
Conversion of preferred units	10,456	—	10,456	—

Net loss attributable to common shareholders	$(13,997)	$(1,566)	$(21,749)	$(1,730)

Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000	3,301,000	3,301,000
Class B common shares issued in formation transactions	667	667	667	667
Class A common shares issued in 2012 Offering	35,362,998	—	35,362,998	—
Class A common shares issued in 2013 Offering	46,718,750	—	28,134,496	—
Class B common shares issued in connection with 2,770 Property Contribution	634,408	—	431,117	—
Class A common shares issued to members of board of trustees	6,286	—	3,160	—
Class A common shares issued in settlement of subscription agreement	363,115	—	182,561	—
Class A common shares issued in connection with Alaska Joint Venture Acquisition	9,584,482	—	4,818,718	—

Total weighted-average shares	95,971,706	3,301,667	72,234,717	3,301,667

Net loss per share- basic and diluted:
Loss from continuing operations	$(0.16)	$(0.47)	$(0.31)	$(0.52)
Income from discontinued operations	0.01	—	0.01	—

Net loss per share- basic and diluted	(0.15)	(0.47)	(0.30)	(0.52)

The Company accounted for the issuance of 3,301,000 Class A common shares and 667 Class B common shares associated with the initial contribution by the Sponsor in December 2012, to be a formation transaction and has reflected these shares outstanding as of the earliest period presented.

Total weighted average shares for the three and six months ended June 30, 2013 shown above excludes an aggregate of 35,775,468 and 54,293,266, respectively, of shares or units in our Operating Partnership (see Note 7), the subscription agreement (see Note 7), and stock options (see Note 7) because they were antidilutive and not related to the formation of the Company.

Due to the inherent complexity of the accompanying condensed consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management does not consider the historical net loss per share computations to be meaningful.

Note 10. Net loss per share

The following table reflects the computation of net loss per share on a basic and diluted basis for 2012 and for the period from June 23, 2011 to December 31, 2011 (in thousands, except share information):

	Year ended December 31, 2012	For the period from June 23, 2011 to December 31, 2011
Income / loss (numerator)
Net loss attributable to common shareholders	$(10,236)	$(42)
Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000
Class A common shares issued in 2012 Offering	3,923,845	—
Class B common shares issued in formation transactions	667	667

Total weighted-average shares	7,225,512	3,301,667

Net loss per share—basic and diluted	$(1.42)	$(0.01)

The Company accounted for the issuance of 3,301,000 Class A common shares and 667 Class B common shares associated with the initial contribution by the Sponsor in December 2012, to be a formation transaction and has reflected these shares outstanding as of the earliest period presented.

Total weighted average shares shown above excludes an aggregate of 4,719,493 shares or units in our Operating Partnership (see Note 7), the subscription agreement (see Note 7), and stock options (see Note 7) because they were antidilutive and not related to the formation of the Company.

Due to the inherent complexity of the accompanying consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management does not consider the historical net loss per share computations as meaningful.